John Hancock
Floating Rate Income Fund
Quarterly portfolio holdings 11/30/2022

Fund’s investments
As of 11-30-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 84.5%					$1,230,086,584
(Cost $1,332,400,823)
Communication services 9.0%					131,391,235
Diversified telecommunication services 3.1%
Cablevision Lightpath LLC, Term Loan B (1 month LIBOR + 3.250%)	7.123	11-30-27		4,564,414	4,450,303
Cincinnati Bell, Inc., 2021 Term Loan B2 (1 month SOFR + 3.250%)	7.336	11-22-28		4,086,086	4,002,321
Connect Finco SARL, 2021 Term Loan B (1 month LIBOR + 3.500%)	7.571	12-11-26		2,601,977	2,566,200
Cyxtera DC Holdings, Inc., Incremental Term Loan (3 month LIBOR + 4.000%)	8.360	05-01-24		1,108,292	971,606
Cyxtera DC Holdings, Inc., Term Loan B (3 month LIBOR + 3.000%)	7.360	05-01-24		9,147,182	8,015,218
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan (3 month LIBOR + 3.750%)	7.438	05-01-28		5,878,179	5,632,765
Gridiron Fiber Corp., Term Loan (3 month LIBOR + 4.500%)	8.174	10-04-28		4,354,106	3,907,810
Intelsat Jackson Holdings SA, 2017 Term Loan B5	8.625	01-02-24		16,071	15,642
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	5.821	03-01-27		2,710,847	2,576,145
Venga Finance Sarl, 2021 USD Term Loan B (3 month LIBOR + 4.750%)	9.485	12-04-28		4,873,859	4,410,842
Voyage Digital, USD Term Loan B (3 month SOFR + 4.500%)	8.784	05-11-29		5,736,883	5,593,461
Zacapa SARL, 2022 Term Loan (3 month SOFR + 4.250%)	7.803	03-22-29		2,917,382	2,799,228
Zayo Group Holdings, Inc., USD Term Loan (1 month LIBOR + 3.000%)	7.071	03-09-27		1,269,843	954,262
Entertainment 0.1%
Technicolor Creative Studios SA, EUR Term Loan (3 month EURIBOR + 6.000%)	7.000	09-07-26	EUR	2,662,366	1,561,347
Technicolor SA, 2020 EUR Delayed Draw Term Loan B2 (6 month EURIBOR + 6.000% or 6.000% PIK)	7.203	06-30-24	EUR	393,560	421,825
Interactive media and services 1.8%
Arches Buyer, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	7.321	12-06-27		6,089,494	5,524,937
Knot Worldwide, Inc., 2022 Term Loan (1 month SOFR + 4.500%)	8.586	12-19-25		8,340,200	8,152,545
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	7.821	09-13-24		7,680,529	7,466,089
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	7.821	09-13-24		4,731,645	4,598,591
Media 3.8%
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 4.250%)	8.321	03-23-28		4,540,811	4,126,462
Digital Media Solutions LLC, Term Loan B (3 month LIBOR + 4.750%)	8.674	05-25-26		2,511,832	2,109,939
Hunter US Bidco, Inc., USD Term Loan B (3 month LIBOR + 4.250%)	7.924	08-19-28		3,878,501	3,781,538
National CineMedia LLC, 2018 Term Loan B (3 month LIBOR + 4.000%)	8.500	06-20-25		377,386	129,323
National CineMedia LLC , 2021 Incremental Term Loan (3 month LIBOR + 8.000%)	12.500	12-20-24		156,719	50,934
National CineMedia LLC , 2022 Revolver (1 month SOFR + 8.115%)	11.910	06-20-23		1,579,857	600,346
Oceankey US II Corp., 2021 Term Loan (1 month LIBOR + 3.500%)	7.571	12-15-28		5,482,311	5,132,814
Radiate Holdco LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	7.321	09-25-26		4,505,885	3,941,928
Recorded Books, Inc., 2021 Term Loan (1 month SOFR + 4.000%)	8.019	08-29-25		5,743,405	5,642,896
Research Now Group LLC, 2017 1st Lien Term Loan (6 month LIBOR + 5.500%)	8.841	12-20-24		10,635,153	9,190,580
Research Now Group LLC , 2017 2nd Lien Term Loan (6 month LIBOR + 9.500%)	12.841	12-20-25		629,484	472,113
Titan US Finco LLC, 2021 USD Term Loan (3 month LIBOR + 4.000%)	7.674	10-18-28		3,553,779	3,390,909
United Talent Agency LLC, Term Loan B (1 month LIBOR + 4.000%)	8.133	07-07-28		5,017,159	4,879,187
UPC Financing Partnership, 2020 USD Term Loan AT (1 month LIBOR + 2.250%)	6.123	04-30-28		1,153,790	1,123,214
UPC Financing Partnership, 2021 USD Term Loan AX (1 month LIBOR + 2.925%)	6.798	01-31-29		2,104,677	2,049,955
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month LIBOR + 3.250%)	7.123	01-31-29		6,046,999	5,921,886
WideOpenWest Finance LLC, 2021 Term Loan B (3 month SOFR + 3.000%)	6.489	12-20-28		2,513,616	2,453,918
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.2%
Crown Subsea Communications Holding, Inc., 2021 Term Loan (1 month LIBOR + 4.750%)	8.518	04-27-27		2,845,046	$2,772,156
Consumer discretionary 15.4%					224,589,990
Auto components 0.2%
IXS Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 4.250%)	7.816	03-05-27		3,962,803	3,120,707
Automobiles 1.0%
Constellation Automotive, Ltd., GBP 2nd Lien Term Loan B (SONIA + 7.500%)	9.190	07-27-29	GBP	842,559	409,580
Drive Chassis Holdco LLC, 2019 2nd Lien Term Loan (1 month LIBOR + 6.750%)	10.609	04-10-26		2,667,447	2,655,230
OEConnection LLC, 2019 Term Loan B (1 month LIBOR + 4.000% and 1 month SOFR + 4.000%)	8.140	09-25-26		4,701,591	4,460,634
RVR Dealership Holdings LLC, Term Loan B (1 month SOFR + 3.750%)	7.761	02-08-28		4,802,854	4,346,583
Wheel Pros, Inc., 2021 Term Loan (3 month LIBOR + 4.500%)	8.825	05-11-28		3,590,265	2,367,960
Distributors 0.3%
Northwest Fiber LLC, 2021 Term Loan (3 month LIBOR + 3.750%)	7.977	04-30-27		4,296,391	4,186,833
Diversified consumer services 1.1%
Foundational Education Group, Inc., 1st Lien Term Loan (3 month SOFR + 3.750%)	7.565	08-31-28		3,946,567	3,808,438
PCI Gaming Authority, Term Loan (1 month LIBOR + 2.500%)	6.571	05-29-26		2,894,228	2,854,432
Safe Fleet Holdings LLC, 2022 Term Loan (1 month SOFR + 3.750%)	7.869	02-23-29		4,217,640	4,070,023
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	7.321	08-03-28		5,916,098	5,619,346
Hotels, restaurants and leisure 6.3%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%)	7.821	02-02-26		8,762,251	8,148,893
Aimbridge Acquisition Company, Inc., 2020 Incremental Term Loan B (1 month LIBOR + 4.750%)	8.689	02-02-26		84,621	79,756
Awaze, Ltd., 2018 EUR Term Loan B (3 and 6 month EURIBOR + 4.000%)	4.063	05-09-25	EUR	4,000,000	3,923,062
Awaze, Ltd., EUR Incremental Term Loan B1 (6 month EURIBOR + 4.000%)	4.000	05-09-25	EUR	698,925	685,481
Bally’s Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	7.129	10-02-28		3,740,962	3,551,332
Carrols Restaurant Group, Inc., Term Loan B (1 month LIBOR + 3.250%)	7.230	04-30-26		2,356,424	2,072,663
Crown Finance US, Inc., 2018 USD Term Loan (B)	0.000	02-28-25		4,197,744	893,322
Crown Finance US, Inc., 2022 DIP Delayed Draw Term Loan (1 month SOFR + 10.000%)	14.088	09-07-23		212,990	205,138
Crown Finance US, Inc., 2022 DIP Term Loan (3 month SOFR + 10.000%)	14.210	09-07-23		2,534,587	2,441,137
Global Business Travel Holdings, Ltd., 2018 Term Loan B (1 month LIBOR + 2.500%)	6.571	08-13-25		4,793,766	4,386,296
Great Canadian Gaming Corp., 2021 Term Loan (3 month LIBOR + 4.000%)	7.602	11-01-26		5,182,383	5,072,257
Hurtigruten Group AS, 2020 EUR Term Loan C (6 month EURIBOR + 8.000%)	8.273	06-11-23	EUR	5,487,371	5,086,323
Hurtigruten Group AS, 2021 EUR Term Loan (6 month EURIBOR + 8.000%)	9.298	06-22-23	EUR	1,974,651	1,827,928
Hurtigruten Group AS, EUR Term Loan B (6 month EURIBOR + 4.000%)	4.908	02-24-25	EUR	2,124,041	1,731,752
IRB Holding Corp., 2020 Term Loan B (1 month LIBOR + 2.750%)	6.821	02-05-25		6,560,293	6,436,107
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%)	6.894	12-15-27		2,882,255	2,769,847
Lakeland Holdings LLC, 2020 HoldCo Term Loan (13.250% PIK)	13.250	09-25-27		493,830	304,530
Lakeland Tours LLC, 2020 Third Out Term Loan (3 month LIBOR + 6.000% or 6.000% PIK)	10.415	09-25-25		415,916	332,038
New Red Finance, Inc., Term Loan B4 (1 and 3 month LIBOR + 1.750%)	5.887	11-19-26		3,251,932	3,186,893
Penn Entertainment, Inc., 2022 Term Loan B (C)	TBD	05-03-29		975,815	961,178
Playa Resorts Holding BV, 2017 Term Loan B (1 month LIBOR + 2.750%)	6.820	04-29-24		12,679,960	12,650,923
Playa Resorts Holding BV, 2022 Term Loan B (C)	TBD	11-23-28		7,008,000	6,795,588
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Scientific Games International, Inc., 2022 USD Term Loan (1 month SOFR + 3.000%)	6.896	04-14-29		3,497,594	$3,425,019
Travel Leaders Group LLC, 2018 Term Loan B (1 month LIBOR + 4.000%)	8.071	01-25-24		11,378,203	10,316,275
Vue International Bidco PLC, 2019 EUR Term Loan B (2 month EURIBOR + 4.750%)	5.660	07-03-26	EUR	7,100,601	4,113,171
Vue International Bidco PLC, 2022 EUR Term Loan (C)	TBD	06-30-27	EUR	710,868	680,551
Household durables 0.7%
ACProducts Holdings, Inc., 2021 Term Loan B (3 and 6 month LIBOR + 4.250%)	7.325	05-17-28		3,156,065	2,284,770
Keter Group BV, EUR Term Loan B (3 month EURIBOR + 4.250%)	5.855	10-31-23	EUR	4,063,197	3,136,536
Keter Group BV, EUR Term Loan B3A (3 month EURIBOR + 4.250%)	6.204	10-31-23	EUR	94,996	73,331
Sharp Midco LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	7.674	12-31-28		4,284,074	4,091,291
Leisure products 2.1%
Abe Investment Holdings, Inc., 2019 USD Term Loan B (1 month LIBOR + 4.500%)	8.625	02-19-26		4,961,199	4,921,510
ABG Intermediate Holdings 2 LLC, 2021 Delayed Draw Term Loan B (C)	TBD	09-21-28		5,924,208	5,719,349
ABG Intermediate Holdings 2 LLC, 2021 Delayed Draw Term Loan B3 (C)	TBD	09-21-28		434,315	419,296
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	7.321	09-27-24		4,212,101	4,171,749
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1 (1 month SOFR + 3.500%)	7.300	12-21-28		6,820,538	6,584,684
J&J Ventures Gaming LLC, Term Loan (3 month LIBOR + 4.000%)	7.674	04-26-28		3,013,280	2,887,114
PlayPower, Inc., 2019 Term Loan (3 month LIBOR + 5.500%)	9.174	05-08-26		3,501,072	2,669,568
Recess Holdings, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.750%)	8.165	09-30-24		3,801,756	3,713,061
Specialty retail 3.1%
CWGS Group LLC, 2021 Term Loan B (1 month LIBOR + 2.500%)	6.388	06-03-28		5,107,347	4,602,996
Eyemart Express LLC, 2021 Term Loan (1 month LIBOR + 3.000%)	6.939	08-31-27		6,259,118	5,476,728
Harbor Freight Tools USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	6.821	10-19-27		4,034,652	3,823,680
Mattress Firm, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	8.433	09-25-28		1,383,223	1,167,440
Mavis Tire Express Services Topco Corp., 2021 Term Loan B (1 month SOFR + 4.000%)	8.125	05-04-28		7,505,795	7,202,861
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month LIBOR + 3.250%)	6.924	03-03-28		4,012,377	3,883,660
Runner Buyer, Inc., 2021 Term Loan B (3 month LIBOR + 5.500%)	10.235	10-20-28		4,025,268	2,817,688
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	7.266	10-15-28		3,946,147	3,478,766
SRS Distribution, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	7.571	06-02-28		5,689,789	5,455,085
SRS Distribution, Inc., 2022 Incremental Term Loan (1 month SOFR + 3.500%)	7.686	06-02-28		469,936	448,935
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%)	9.440	04-16-26		2,297,481	2,044,988
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	7.924	04-15-28		6,535,031	4,924,865
Textiles, apparel and luxury goods 0.6%
Calceus Acquisition, Inc., Term Loan B (3 month LIBOR + 5.500%)	9.174	02-12-25		2,412,394	2,211,369
New Trojan Parent, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	7.148	01-06-28		5,695,172	4,111,914
Tory Burch LLC, Term Loan B (1 month LIBOR + 3.250%)	7.321	04-16-28		2,467,379	2,289,530
Consumer staples 2.1%					31,008,212
Food and staples retailing 0.7%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	7.821	10-01-25		4,817,487	4,058,733
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	7.759	05-23-25		6,341,355	5,475,570
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products 0.5%
Biscuit Holding SASU, EUR Term Loan (6 month EURIBOR + 4.000%)	5.858	02-15-27	EUR	2,314,149	$1,553,829
Upfield BV, 2018 EUR Term Loan B1 (6 month EURIBOR + 3.500%)	3.738	07-02-25	EUR	1,986,347	1,792,248
Upfield BV, 2018 GBP Term Loan B4 (6 month SONIA + 4.000%)	5.228	07-02-25	GBP	3,000,000	2,984,008
Upfield USA Corp., 2018 USD Term Loan B2 (6 month LIBOR + 3.000%)	5.899	07-02-25		1,529,513	1,382,512
Household products 0.2%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	8.485	12-22-26		3,345,851	3,169,860
Personal products 0.7%
Groupe Nocibe SASU, 2021 EUR Term Loan B4 (6 month EURIBOR + 5.500%)	5.725	04-08-26	EUR	857,807	768,040
Kirk Beauty Netherlands BV, 2021 EUR Term Loan B2 (6 month EURIBOR + 5.500%)	5.725	04-08-26	EUR	252,369	225,960
Kirk Beauty One GmbH, 2021 EUR Term Loan B1 (6 month EURIBOR + 5.500%)	5.725	04-08-26	EUR	497,273	445,235
Nocibe France SAS, 2021 EUR Term Loan B5 (6 month EURIBOR + 5.500%)	5.725	04-08-26	EUR	194,890	174,495
Parfuemerie Douglas International GmbH, 2021 EUR Term Loan B3 (6 month EURIBOR + 5.500%)	5.725	04-08-26	EUR	114,406	102,434
Rainbow UK Bidco, Ltd., GBP Term Loan B (6 month SONIA + 5.000%)	6.691	02-24-29	GBP	4,489,878	4,795,878
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%)	7.424	10-01-26		4,301,179	4,079,410
Energy 0.4%					6,009,210
Oil, gas and consumable fuels 0.4%
Northriver Midstream Finance LP, 2018 Term Loan B (3 month LIBOR + 3.250%)	6.924	10-01-25		2,842,294	2,809,607
Oryx Midstream Services Permian Basin LLC, Term Loan B (3 month LIBOR + 3.250%)	7.924	10-05-28		3,245,593	3,199,603
Quicksilver Resources, Inc., New 2nd Lien Term Loan (B)(D)	0.000	06-21-22		19,606,608	0
Financials 6.8%					98,905,481
Capital markets 1.7%
Aretec Group, Inc., 2018 Term Loan (1 month SOFR + 4.250%)	8.436	10-01-25		3,087,827	2,995,964
Hightower Holding LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	8.278	04-21-28		7,344,664	6,848,899
Jane Street Group LLC, 2021 Term Loan (1 month LIBOR + 2.750%)	6.821	01-26-28		8,200,510	7,958,349
Jump Financial LLC, Term Loan B (3 month SOFR + 4.500%)	8.315	08-07-28		6,913,648	6,533,397
Diversified financial services 2.6%
Advisor Group Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.500%)	8.571	07-31-26		2,725,892	2,647,223
Ascensus Holdings, Inc., Term Loan (3 month LIBOR + 3.500%)	7.187	08-02-28		10,129,339	9,698,842
CPC Acquisition Corp., Second Lien Term Loan (3 month LIBOR + 7.750%)	11.424	12-29-28		1,623,176	1,290,425
CTC Holdings LP, Term Loan B (3 month SOFR + 5.000%)	8.356	02-20-29		3,868,481	3,704,071
DRW Holdings LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	7.821	03-01-28		3,945,785	3,840,985
Hudson River Trading LLC, 2021 Term Loan (1 month SOFR + 3.000%)	7.201	03-20-28		5,198,824	4,830,279
Kestra Advisor Services Holdings A, Inc., 2019 Term Loan (3 month LIBOR + 4.250%)	7.930	06-03-26		4,137,849	4,003,369
Marnix SAS, 2021 USD Term Loan (3 month SOFR + 3.750%)	6.790	08-04-28		2,396,962	2,265,130
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%)	7.821	11-09-26		5,453,446	5,216,221
Insurance 1.5%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%)	7.571	02-15-27		1,014,992	948,469
Acrisure LLC, 2021 First Lien Term Loan B (1 month LIBOR + 4.250%)	8.321	02-15-27		3,687,858	3,535,734
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%)	7.321	05-09-25		6,793,487	6,656,530
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%)	7.439	11-06-27		988,536	958,267
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%)	7.321	07-31-27		580,965	$502,390
Asurion LLC, 2022 Term Loan B10 (3 month SOFR + 4.000%)	7.653	08-19-28		4,032,410	3,526,665
Baldwin Risk Partners LLC, 2021 Term Loan B (1 month LIBOR + 3.500%)	7.379	10-14-27		6,470,227	6,259,944
Mortgage real estate investment trusts 1.0%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month LIBOR + 3.500%)	7.544	03-11-28		2,695,899	2,507,186
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month LIBOR + 2.750%)	6.821	05-15-26		519,691	493,706
Claros Mortgage Trust, Inc., 2021 Term Loan B (3 month SOFR + 4.500%)	8.396	08-09-26		7,302,190	7,183,530
KREF Holdings X LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	7.438	09-01-27		4,556,867	4,499,906
Health care 10.5%					152,360,668
Health care equipment and supplies 1.4%
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (2, 3 and 6 month LIBOR + 3.750%)	8.676	02-27-26		5,797,202	5,111,219
Embecta Corp., Term Loan B (C)	TBD	03-30-29		1,133,722	1,089,087
Gloves Buyer, Inc., 2021 Term Loan (1 month LIBOR + 4.000%)	8.071	12-29-27		2,494,658	2,265,973
ICU Medical, Inc., Term Loan B (1 and 3 month SOFR + 2.250%)	5.963	01-08-29		1,853,283	1,779,152
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	7.321	10-23-28		6,370,520	6,043,139
TecoStar Holdings, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.500%)	7.241	05-01-24		4,172,097	3,492,379
Health care providers and services 5.0%
AHP Health Partners, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	7.571	08-24-28		3,019,843	2,935,529
ENC Parent Corp., 2021 Term Loan (3 month LIBOR + 4.250%)	7.924	08-19-28		1,906,912	1,773,428
Ensemble RCM LLC, Term Loan (3 month SOFR + 3.750%)	7.944	08-03-26		4,778,061	4,630,754
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month LIBOR + 4.500%)	8.571	02-04-27		7,927,090	7,224,988
Genesiscare USA Holdings, Inc., 2020 EUR Term Loan B4 (3 month EURIBOR + 4.750%)	6.428	05-14-27	EUR	1,782,202	623,800
Genesiscare USA Holdings, Inc., 2020 USD Term Loan B5 (3 month LIBOR + 5.000%)	9.757	05-14-27		3,420,799	1,172,855
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.250%)	7.266	10-16-28		3,012,393	2,876,835
MED ParentCo LP, 1st Lien Term Loan (1 month LIBOR + 4.250%)	8.321	08-31-26		4,558,206	3,866,498
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 7.250%)	10.930	03-02-29		2,136,611	1,410,164
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month LIBOR + 3.750%)	7.566	03-02-28		8,536,199	6,029,886
National Mentor Holdings, Inc., 2021 Term Loan C (3 month LIBOR + 3.750%)	7.430	03-02-28		243,180	171,780
Option Care Health, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	6.821	10-27-28		4,942,529	4,909,562
Pediatric Associates Holding Company LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	7.321	12-29-28		91,866	87,617
Pediatric Associates Holding Company LLC, 2022 Delayed Draw Term Loan (1 month LIBOR + 3.250%)	7.321	12-29-28		6,960	6,638
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%)	7.321	02-14-25		988,046	911,472
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%)	7.571	02-14-25		7,115,791	6,573,212
Phoenix Newco, Inc., 2021 1st Lien Term Loan (1 month LIBOR + 3.250%)	7.321	11-15-28		6,168,996	5,924,581
Precision Medicine Group LLC, 2021 Delayed Draw Term Loan (1 month LIBOR + 3.000%)	7.079	11-18-27		125,222	119,274
Precision Medicine Group LLC, 2021 Term Loan (3 month LIBOR + 3.000%)	6.674	11-18-27		1,327,346	1,264,297
Radnet Management, Inc., 2021 Term Loan (Prime rate + 2.000% and 3 month LIBOR + 3.000%)	7.738	04-21-28		4,540,673	4,420,073
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.500%)	6.580	03-06-25	4,311,885	$4,226,984
Team Health Holdings, Inc., 2022 Term Loan B (1 month SOFR + 5.250%)	9.336	03-02-27	1,601,713	1,105,182
Upstream Newco, Inc., 2021 Term Loan (3 month SOFR + 4.250%)	8.065	11-20-26	4,906,900	4,428,477
US Radiology Specialists, Inc., 2020 Term Loan (3 month LIBOR + 5.250%)	8.924	12-15-27	3,567,239	3,218,791
WCG Purchaser Corp., 2019 Term Loan (1 and 3 month LIBOR + 4.000%)	7.824	01-08-27	2,630,592	2,466,180
Health care technology 0.5%
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (6 month LIBOR + 3.250%)	6.127	06-28-24	4,483,460	4,410,604
Imprivata, Inc., Term Loan (1 month LIBOR + 3.750%)	7.821	12-01-27	3,521,183	3,336,321
Life sciences tools and services 0.7%
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.250%)	5.938	07-03-28	2,000,420	1,989,277
ICON Luxembourg Sarl, US Term Loan (3 month LIBOR + 2.250%)	5.938	07-03-28	498,406	495,630
Maravai Intermediate Holdings LLC, 2022 Term Loan B (3 month SOFR + 3.000%)	6.955	10-19-27	2,787,407	2,735,143
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 3.500%)	7.174	11-30-27	4,993,844	4,804,477
Pharmaceuticals 2.9%
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 and 3 month LIBOR + 3.500%)	7.409	05-04-25	9,695,184	8,831,731
Curium Bidco Sarl, 2020 USD Term Loan (3 month LIBOR + 4.250%)	7.924	12-02-27	4,137,397	3,971,901
Curium Bidco Sarl, USD Term Loan B (3 month LIBOR + 4.000%)	7.674	07-09-26	4,211,753	4,074,871
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (B)	0.000	03-27-28	11,875,136	9,411,046
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	7.571	05-05-28	2,589,219	2,566,563
LSCS Holdings, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.500%)	8.174	12-16-28	3,904,958	3,727,283
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	6.188	06-02-28	4,580,642	4,530,255
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%)	8.491	07-06-28	3,280,852	2,739,511
Perrigo Investments LLC, Term Loan B (1 month SOFR + 2.500%)	6.686	04-20-29	2,618,805	2,576,249
Industrials 14.7%				213,212,942
Aerospace and defense 3.2%
AI Convoy Luxembourg Sarl, USD Term Loan B (6 month LIBOR + 3.500%)	5.052	01-18-27	2,317,330	2,276,290
Cobham Ultra US Co-Borrower LLC, USD Term Loan B (6 month LIBOR + 3.750%)	7.063	08-03-29	5,486,974	5,308,647
Jazz Acquisition, Inc., 2019 1st Lien Term Loan (1 month SOFR + 4.000%)	8.186	06-19-26	5,511,729	5,315,842
Maxar Technologies, Inc., 2022 Term Loan B (1 month SOFR + 4.350%)	8.436	06-14-29	4,764,115	4,578,743
MB Aerospace Holdings II Corp., 2017 Term Loan (3 month LIBOR + 3.500%)	7.174	01-22-25	4,192,903	3,628,958
Novaria Holdings LLC, 2022 Incremental Term Loan (6 month SOFR + 7.000%)	10.553	01-27-27	2,328,017	2,135,956
Novaria Holdings LLC, Term Loan B (6 month SOFR + 5.500%)	9.581	01-27-27	647,772	594,330
Spirit AeroSystems, Inc., 2022 Term Loan (C)	TBD	01-15-27	1,389,074	1,370,558
Standard Aero, Ltd., 2020 CAD Term Loan B2 (1 month LIBOR + 3.500%)	7.571	04-06-26	2,949,061	2,830,479
The NORDAM Group, Inc., Term Loan B (1 month LIBOR + 5.500%)	9.625	04-09-26	2,001,813	1,561,414
TransDigm, Inc., 2020 Term Loan E (3 month LIBOR + 2.250%)	5.924	05-30-25	928,857	914,989
TransDigm, Inc., 2020 Term Loan F (3 month LIBOR + 2.250%)	5.924	12-09-25	500,739	492,757
TransDigm, Inc., 2020 Term Loan G (3 month LIBOR + 2.250%)	5.924	08-22-24	5,123,729	5,098,571
Vertex Aerospace Services Corp., 2021 First Lien Term Loan (1 month LIBOR + 3.500%)	7.571	12-06-28	2,581,234	2,532,190
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	8.169	04-30-25	8,823,155	7,649,675
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics 0.6%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan (3 month LIBOR + 4.750%)	8.491	04-06-28	2,256,870	$2,053,752
First Student Bidco, Inc., Term Loan B (3 month LIBOR + 3.000%)	6.642	07-21-28	2,984,502	2,800,776
Worldwide Express, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.000%)	7.674	07-26-28	3,318,522	3,004,656
Airlines 0.2%
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	8.108	04-21-28	2,507,556	2,472,626
Building products 1.5%
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	7.123	04-12-28	2,904,174	2,576,090
CPG International LLC, Term Loan (C)	TBD	05-05-24	1,000,000	964,750
East West Manufacturing LLC, Term Loan B (1 month SOFR + 5.750%)	9.836	12-22-28	1,953,360	1,836,158
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 3.500%)	7.424	12-22-28	4,855,958	4,481,126
Icebox Holdco III, Inc., 2021 Delayed Draw Term Loan (3 month LIBOR + 3.750%)	7.580	12-22-28	1,024,669	945,575
Lakeshore Intermediate LLC, Term Loan (1 month LIBOR + 3.500%)	7.609	09-29-28	4,337,850	4,218,559
Wilsonart LLC, 2021 Term Loan E (3 month LIBOR + 3.250%)	6.930	12-31-26	7,382,670	7,008,000
Commercial services and supplies 3.4%
Anticimex Global AB, 2021 USD Incremental Term Loan (3 month LIBOR + 4.000%)	8.735	11-16-28	4,370,662	4,239,543
AVSC Holding Corp., 2020 Term Loan B1 (3 month LIBOR + 3.250% or 0.250% PIK)	6.394	03-03-25	5,470	4,910
AVSC Holding Corp., 2020 Term Loan B2 (3 month LIBOR + 4.500% or 1.000% PIK)	7.644	10-15-26	3,526,759	3,195,244
AVSC Holding Corp., 2020 Term Loan B3 (3 month LIBOR + 15.000%)	15.000	10-15-26	54,877	55,597
Cimpress USA, Inc., USD Term Loan B (1 month LIBOR + 3.500%)	7.571	05-17-28	2,212,855	1,941,780
Comet Bidco, Ltd., 2018 USD Term Loan B (1 and 6 month LIBOR + 5.000%)	10.205	09-30-24	10,032,947	6,929,054
Element Materials Technology Group US Holdings, Inc., 2022 USD Delayed Draw Term Loan (3 month SOFR + 4.250%)	7.904	07-06-29	2,219,979	2,173,737
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan (3 month SOFR + 4.250%)	7.903	07-06-29	4,809,955	4,709,764
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	9.071	09-21-26	4,978,066	4,915,840
New SK Holdco Sub LLC, 2022 PIK Term Loan (1 month SOFR + 8.350% or 1.500% PIK)	1.500	06-30-27	9,238,227	8,291,309
Tempo Acquisition LLC, 2022 Term Loan B (1 month SOFR + 3.000%)	7.086	08-31-28	5,751,538	5,701,212
Viad Corp., Initial Term Loan (1 month LIBOR + 5.000%)	9.071	07-30-28	3,339,937	3,139,541
Wand NewCo 3, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	7.071	02-05-26	4,933,726	4,695,871
Construction and engineering 1.4%
Aegion Corp., Term Loan (1 month LIBOR + 4.750%)	8.821	05-17-28	3,190,384	2,964,410
Amentum Government Services Holdings LLC, 2022 Term Loan (3 month SOFR + 4.000%)	7.392	02-15-29	2,370,716	2,330,722
Amentum Government Services Holdings LLC, Term Loan B (3 month LIBOR + 4.000%)	7.798	01-29-27	3,227,292	3,178,883
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	7.821	03-31-28	5,788,254	5,535,018
Energize Holdco LLC, 2021 1st Lien Term Loan (1 month LIBOR + 3.750%)	7.821	12-08-28	3,321,595	3,169,367
USIC Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	7.571	05-12-28	3,868,599	3,702,559
Electrical equipment 1.0%
AZZ, Inc., Term Loan B (1 month SOFR + 4.250%)	8.336	05-13-29	2,397,699	2,387,221
Brookfield WEC Holdings, Inc., 2021 Term Loan (1 month LIBOR + 2.750%)	6.821	08-01-25	7,284,536	7,142,634
Creation Technologies, Inc., 2021 Term Loan (3 month LIBOR + 5.500%)	9.248	10-05-28	4,185,595	3,369,404
Infinite Bidco LLC, 1st Lien Term Loan (3 month LIBOR + 3.250%)	6.924	03-02-28	2,109,004	2,014,099
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery 2.2%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan (6 month LIBOR + 4.750%)	7.000	06-23-28		6,148,641	$5,918,066
Brown Group Holding LLC, Term Loan B (1 month LIBOR + 2.500%)	6.571	06-07-28		6,699,452	6,544,560
Crosby US Acquisition Corp., Term Loan B (1 month LIBOR + 4.750%)	8.707	06-26-26		6,055,042	5,685,684
Engineered Components & Systems LLC, Term Loan (1 month LIBOR + 6.000%)	9.879	08-02-28		4,252,068	3,592,997
Pro Mach Group, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%)	8.071	08-31-28		3,762,096	3,669,624
Shape Technologies Group, Inc., Term Loan (1 month LIBOR + 3.000%)	7.071	04-21-25		3,673,196	3,359,432
Star US Bidco LLC, Term Loan B (1 month LIBOR + 4.250%)	8.321	03-17-27		3,634,145	3,416,097
Professional services 0.5%
Stiphout Finance LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%)	7.821	10-27-25		7,485,628	7,360,843
Road and rail 0.4%
Uber Technologies, Inc., 2021 1st Lien Term Loan B (3 month LIBOR + 3.500%)	8.235	04-04-25		5,375,049	5,361,611
Transportation infrastructure 0.3%
Dynasty Acquisition Company, Inc., 2020 Term Loan B1 (1 month LIBOR + 3.500%)	7.571	04-06-26		4,026,758	3,864,842
Information technology 18.0%					262,355,099
Electronic equipment, instruments and components 0.7%
C&D Technologies, Inc., Term Loan B (1, 3 and 6 month LIBOR + 5.750%)	9.348	12-20-25		6,205,555	5,552,669
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	7.625	02-28-25		6,025,405	4,340,461
IT services 2.9%
EP Purchaser LLC, 2021 Term Loan B (3 month LIBOR + 3.500%)	7.174	11-06-28		4,672,561	4,619,995
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%)	7.674	10-01-27		8,220,930	8,007,186
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	7.821	07-11-25		5,720,713	5,594,857
GTT Communications BV, 2018 EUR Term Loan (B)	0.000	05-31-25	EUR	3,807,767	2,457,893
GTT Communications, Inc., 2018 USD Term Loan B (B)	0.000	05-31-25		9,128,258	5,385,672
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%)	7.571	12-17-27		2,617,615	2,409,855
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%)	7.571	12-17-27		4,172,634	3,841,452
Travelport Finance Luxembourg Sarl, 2020 Super Priority Term Loan (3 month LIBOR + 1.500% or 7.250% PIK)	5.174	02-28-25		412,096	409,380
Verscend Holding Corp., 2021 Term Loan B (1 month LIBOR + 4.000%)	8.071	08-27-25		5,257,221	5,213,113
WEX, Inc., 2021 Term Loan (1 month LIBOR + 2.250%)	6.321	03-31-28		5,122,130	5,053,852
Semiconductors and semiconductor equipment 0.3%
MKS Instruments, Inc., 2021 USD Tem Loan (C)	TBD	10-20-28		5,382,276	5,243,252
Software 13.6%
AppLovin Corp., 2018 Term Loan B (1 month LIBOR + 3.250%)	7.321	08-15-25		5,024,677	4,867,656
AppLovin Corp., 2021 Term Loan B (3 month LIBOR + 3.000%)	6.674	10-25-28		1,943,681	1,819,771
Avaya Holdings Corp. , 2022 Term Loan (1 month SOFR + 10.000%)	13.794	12-15-27		798,310	484,311
Azalea TopCo, Inc., Term Loan (1 month LIBOR + 3.500%)	7.571	07-24-26		5,461,123	5,044,713
Barracuda Networks, Inc., 2022 Term Loan (1 month SOFR + 4.500%)	8.594	08-15-29		4,269,148	4,115,586
Boxer Parent Company, Inc., 2021 USD Term Loan (1 month LIBOR + 3.750%)	7.821	10-02-25		6,678,920	6,397,604
Castle US Holding Corp., USD Term Loan B (1 month LIBOR + 3.750%)	7.821	01-29-27		7,349,742	5,112,701
Central Parent, Inc., 2022 USD Term Loan B (3 month SOFR + 4.500%)	8.112	07-06-29		5,234,598	5,167,386
Constant Contact, Inc., Term Loan (3 month LIBOR + 4.000%)	7.909	02-10-28		5,735,870	5,033,226
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	7.821	10-16-28		6,085,964	5,434,766
Dcert Buyer, Inc., 2019 Term Loan B (6 month SOFR + 4.000%)	8.696	10-16-26		4,159,717	3,994,826
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Dodge Data & Analytics LLC, 2022 Term Loan (3 month SOFR + 4.750%)	7.730	02-23-29	5,334,724	$4,427,821
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%)	7.321	07-30-27	7,682,930	7,410,801
FinThrive Software Intermediate Holdings, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 6.750%)	10.821	12-17-29	1,318,744	1,112,690
FinThrive Software Intermediate Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.000%)	8.071	12-18-28	5,309,062	4,764,883
Gen Digital, Inc., 2022 Term Loan B (1 month SOFR + 2.000%)	6.186	09-12-29	4,421,357	4,342,126
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4 (1 month LIBOR + 4.000%)	8.071	12-01-27	6,756,495	6,549,611
Helios Software Holdings, Inc., 2021 USD Term Loan B (3 month SOFR + 3.750%)	7.453	03-11-28	1,664,729	1,614,088
Instructure Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 2.750%)	6.121	10-30-28	4,575,700	4,518,503
ION Trading Finance, Ltd., 2021 USD Term Loan (3 month LIBOR + 4.750%)	8.424	04-03-28	2,129,775	2,033,935
Ivanti Software, Inc., 2021 Add On Term Loan B (3 month LIBOR + 4.000%)	7.144	12-01-27	3,710,294	2,817,968
Ivanti Software, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	7.332	12-01-27	1,288,455	986,480
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan (3 month LIBOR + 4.750%)	9.170	07-27-28	6,146,400	5,516,394
Marcel Bidco LLC, USD Term Loan B1 (1 month SOFR + 3.250%)	7.164	03-15-26	3,404,569	3,344,989
McAfee Corp., 2022 USD Term Loan B (1 month SOFR + 3.750%)	7.636	03-01-29	6,809,472	6,456,265
Mitchell International, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	8.415	10-15-28	3,224,511	3,009,791
Monotype Imaging Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 5.000%)	8.674	10-09-26	3,725,678	3,564,245
Monotype Imaging Holdings, Inc., Term Loan (3 month LIBOR + 5.500%)	9.174	10-09-26	2,139,456	2,046,754
Open Text Corp., 2022 Term Loan B (C)	TBD	11-16-29	2,969,181	2,881,353
Orchid Finco LLC, Term Loan (3 month LIBOR + 4.750%)	7.578	07-27-27	3,948,804	3,553,924
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%)	7.821	02-01-28	9,248,805	9,017,584
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	7.571	06-01-26	5,287,156	5,103,216
Project Leopard Holdings, Inc., 2022 USD Term Loan B (3 month SOFR + 5.250%)	9.803	07-20-29	5,458,985	4,902,878
Project Ruby Ultimate Parent Corp., 2021 Term Loan (1 month LIBOR + 3.250%)	7.321	03-10-28	4,775,995	4,532,085
Proofpoint, Inc., 1st Lien Term Loan (3 month LIBOR + 3.250%)	7.985	08-31-28	5,264,742	5,059,101
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	8.494	02-01-29	5,271,630	3,985,036
Red Planet Borrower LLC, Term Loan B (1 month LIBOR + 3.750%)	7.821	10-02-28	5,250,338	3,132,719
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.750%)	6.821	06-21-24	234,082	231,156
Skillsoft Finance II, Inc., 2021 Term Loan (1 month SOFR + 5.250%)	9.158	07-14-28	4,906,464	4,047,832
SolarWinds Holdings, Inc., 2022 Term Loan B (3 month SOFR + 4.000%)	6.821	02-05-24	5,648,544	5,559,128
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%)	7.174	10-07-27	6,200,009	5,965,959
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	5.821	04-16-25	857,635	841,194
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	5.821	04-16-25	716,547	702,811
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%)	5.821	04-16-25	3,087,197	3,027,182
SS&C Technologies, Inc., 2022 Term Loan B6 (1 month SOFR + 2.250%)	6.436	03-22-29	254,134	248,861
SS&C Technologies, Inc., 2022 Term Loan B7 (1 month SOFR + 2.250%)	6.436	03-22-29	382,922	374,976
Symplr Software, Inc., 2020 Term Loan (3 month SOFR + 4.500%)	8.694	12-22-27	4,158,155	3,846,293
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%)	6.998	05-04-26	5,066,191	4,886,747
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%)	7.821	05-04-26	3,628,075	3,529,827
Veritas US, Inc., 2021 USD Term Loan B (3 month LIBOR + 5.000%)	8.674	09-01-25	662,943	475,423
Vision Solutions, Inc., 2021 Incremental Term Loan (3 month LIBOR + 4.000%)	8.358	04-24-28	4,716,214	3,873,191
VS Buyer LLC, Term Loan B (1 month LIBOR + 3.000%)	7.071	02-28-27	2,160,909	2,117,691
Weld North Education LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	7.821	12-21-27	3,618,576	3,539,872
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.5%
Electronics For Imaging, Inc., Term Loan (1 month LIBOR + 5.000%)	9.071	07-23-26		9,673,267	$6,799,533
Materials 7.6%					110,253,747
Chemicals 2.9%
Ascend Performance Materials Operations LLC, 2021 Term Loan B (6 month SOFR + 4.750%)	8.831	08-27-26		2,138,953	2,044,048
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	4.943	12-12-25	EUR	3,607,702	3,313,059
ASP Unifrax Holdings, Inc., Term Loan B (3 month LIBOR + 3.750%)	7.424	12-12-25		2,214,934	2,011,891
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (1 and 3 month LIBOR + 4.500%)	9.062	08-30-28		3,983,576	3,829,212
INEOS US Petrochem LLC, 2021 USD Term Loan B (1 month LIBOR + 2.750%)	6.821	01-29-26		3,092,398	3,038,281
Innophos Holdings, Inc., 2020 Term Loan B (1 month LIBOR + 3.250%)	7.321	02-05-27		5,280,958	5,188,542
Jadex, Inc., Term Loan (1 month LIBOR + 4.750%)	8.821	02-18-28		8,003,556	7,363,271
Kraton Corp., 2022 USD Term Loan (3 month SOFR + 3.250%)	6.718	03-15-29		2,034,740	2,008,878
Nouryon USA LLC, 2018 USD Term Loan B (3 month LIBOR + 2.750%)	7.165	10-01-25		6,409,525	6,239,673
Olympus Water US Holding Corp., 2021 USD Term Loan B (3 month LIBOR + 3.750%)	7.438	11-09-28		2,267,321	2,165,292
Olympus Water US Holding Corp., 2022 Incremental Term Loan (3 month SOFR + 4.500%)	8.153	11-09-28		910,696	877,683
Plaskolite PPC Intermediate II LLC, 2021 Term Loan (3 month LIBOR + 4.000%)	8.415	12-15-25		262	236
Secure Acquisition, Inc., 2021 Term Loan (3 month LIBOR + 5.000%)	8.674	12-16-28		3,559,820	3,239,436
Trinseo Materials Operating SCA, 2018 Term Loan (1 month LIBOR + 2.000%)	6.071	09-06-24		1,380,876	1,329,342
Construction materials 0.4%
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.625%)	6.696	02-01-27		2,816,793	2,762,964
Quikrete Holdings, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.000%)	7.071	06-11-28		2,640,840	2,597,926
Containers and packaging 4.1%
Charter Next Generation, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	7.821	12-01-27		2,198,901	2,139,464
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.175%)	8.361	04-13-29		6,815,031	6,569,826
Graham Packaging Company, Inc., 2021 Term Loan (1 month LIBOR + 3.000%)	7.071	08-04-27		5,726,733	5,590,723
Iris Holding, Inc., Term Loan (3 month SOFR + 4.750%)	8.944	06-28-28		513,980	468,642
LABL, Inc., 2021 USD 1st Lien Term Loan (1 month LIBOR + 5.000%)	9.071	10-29-28		4,429,976	4,201,079
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	8.821	07-24-26		8,201,275	7,784,404
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	7.018	04-03-24		9,256,373	8,972,943
Plaze, Inc., 2019 Term Loan B (1 month LIBOR + 3.500%)	7.571	08-03-26		5,177,599	4,685,727
Proampac PG Borrower LLC, 2020 Term Loan (3 month LIBOR + 2.750% and 1, 2 and 3 month LIBOR + 3.750%)	7.869	11-03-25		5,915,611	5,701,170
TricorBraun Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.250%)	7.321	03-03-28		3,976,815	3,787,916
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (3 month LIBOR + 3.250%)	6.924	10-17-24		6,176,773	6,115,993
Valcour Packaging LLC, 2021 1st Lien Term Loan (6 month LIBOR + 3.750%)	7.982	10-04-28		3,644,940	3,189,322
Metals and mining 0.2%

Vibrantz Technologies, Inc., 2022 Term Loan B (3 month SOFR + 4.250%)	8.494	04-23-29		3,625,039	3,036,804
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 7.9%					$115,147,573
(Cost $144,761,771)
Communication services 1.4%					20,809,554
Diversified telecommunication services 0.5%
Connect Finco SARL (E)	6.750	10-01-26		3,307,000	3,125,115
Iliad Holding SASU (E)	6.500	10-15-26		2,812,000	2,674,901
Iliad Holding SASU (E)	7.000	10-15-28		2,017,000	1,904,068
Media 0.8%
Altice France SA (E)	5.500	10-15-29		3,144,000	2,521,299
CCO Holdings LLC (E)	6.375	09-01-29		2,732,000	2,602,886
National CineMedia LLC (E)	5.875	04-15-28		802,000	280,526
Sirius XM Radio, Inc. (E)	4.125	07-01-30		2,000,000	1,687,640
Tele Columbus AG	3.875	05-02-25	EUR	2,818,000	2,288,835
United Group BV (E)	3.625	02-15-28	EUR	834,000	656,827
United Group BV (Greater of 3 month EURIBOR + 4.875% or 4.875%) (E)(F)	6.516	02-01-29	EUR	2,203,000	2,005,657
Wireless telecommunication services 0.1%
Lorca Telecom Bondco SA	4.000	09-18-27	EUR	1,125,000	1,061,800
Consumer discretionary 1.7%					25,066,366
Automobiles 0.2%
Constellation Automotive Financing PLC (E)	4.875	07-15-27	GBP	2,813,000	2,239,340
Distributors 0.1%
Northwest Fiber LLC (E)(G)	6.000	02-15-28		2,071,000	1,633,852
Diversified consumer services 0.1%
WW International, Inc. (E)	4.500	04-15-29		2,758,000	1,591,035
Hotels, restaurants and leisure 0.3%
Punch Finance PLC (E)	6.125	06-30-26	GBP	1,198,000	1,227,307
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	667,000	723,520
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	2,894,000	3,139,232
Leisure products 0.1%
Mattel, Inc. (E)	3.750	04-01-29		2,000,000	1,751,340
Specialty retail 0.9%
F-Brasile SpA (E)	7.375	08-15-26		9,734,000	7,908,875
Maxeda DIY Holding BV (E)	5.875	10-01-26	EUR	162,000	110,620
Maxeda DIY Holding BV	5.875	10-01-26	EUR	2,640,000	1,802,552
Staples, Inc. (E)	7.500	04-15-26		3,294,000	2,938,693
Consumer staples 0.4%					5,587,167
Household products 0.1%
Kronos Acquisition Holdings, Inc. (E)	5.000	12-31-26		1,966,000	1,792,284
Personal products 0.3%
Coty, Inc. (E)	4.750	01-15-29		2,000,000	1,780,000
Douglas GmbH (E)	6.000	04-08-26	EUR	1,138,000	980,726
Douglas GmbH	6.000	04-08-26	EUR	1,200,000	1,034,157
Financials 1.2%					17,831,603
Capital markets 0.8%
AG Issuer LLC (E)	6.250	03-01-28		8,446,000	7,876,338
Aretec Escrow Issuer, Inc. (E)	7.500	04-01-29		2,067,000	1,676,045
Hightower Holding LLC (E)	6.750	04-15-29		2,816,000	2,335,745
Consumer finance 0.1%
Encore Capital Group, Inc. (E)	4.250	06-01-28	GBP	2,070,000	1,865,107
12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance 0.2%
NFP Corp. (E)	7.500	10-01-30		2,399,000	$2,302,730
Mortgage real estate investment trusts 0.1%
Apollo Commercial Real Estate Finance, Inc. (E)	4.625	06-15-29		2,230,000	1,775,638
Health care 0.4%					5,517,264
Health care providers and services 0.4%
US Acute Care Solutions LLC (E)	6.375	03-01-26		6,084,000	5,517,264
Industrials 1.2%					16,868,548
Aerospace and defense 0.3%
BWX Technologies, Inc. (E)	4.125	06-30-28		1,500,000	1,335,000
Spirit AeroSystems, Inc. (E)	7.500	04-15-25		3,237,000	3,202,202
Building products 0.3%
JELD-WEN, Inc. (E)	4.625	12-15-25		2,535,000	2,148,413
Victors Merger Corp. (E)	6.375	05-15-29		3,898,000	2,492,410
Commercial services and supplies 0.2%
American Builders & Contractors Supply Company, Inc. (E)	4.000	01-15-28		2,375,000	2,149,399
Construction and engineering 0.2%
Cheever Escrow Issuer LLC (E)	7.125	10-01-27		1,132,000	1,058,420
New Enterprise Stone & Lime Company, Inc. (E)	5.250	07-15-28		1,019,000	922,195
Novafives SAS (Greater of 3 month EURIBOR + 4.500% or 4.500%) (F)	5.500	06-15-25	EUR	969,000	751,366
Marine 0.1%
Anarafe SLU (3 month EURIBOR + 1.000% Cash or 3 month EURIBOR + 11.750% PIK) (E)	13.723	03-31-26	EUR	1,152,407	1,127,243
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc. (E)	4.125	05-15-29		2,000,000	1,681,900
Information technology 0.6%					8,173,448
IT services 0.2%
Paysafe Finance PLC (E)	4.000	06-15-29		2,584,000	1,925,080
Software 0.4%
Castle US Holding Corp. (E)	9.500	02-15-28		1,874,000	939,801
Helios Software Holdings, Inc. (E)	4.625	05-01-28		5,103,000	3,902,264
ION Trading Technologies Sarl (E)	5.750	05-15-28		1,629,000	1,328,401
Veritas US, Inc. (E)	7.500	09-01-25		109,000	77,902
Materials 1.0%					15,293,623
Chemicals 0.5%
ASP Unifrax Holdings, Inc. (E)	5.250	09-30-28		1,701,000	1,403,708
ASP Unifrax Holdings, Inc. (E)	7.500	09-30-29		2,519,000	1,660,473
Olympus Water US Holding Corp. (E)	6.250	10-01-29		2,174,000	1,568,628
Trinseo Materials Operating SCA (E)	5.375	09-01-25		3,210,000	2,572,013
Venator Finance Sarl (E)	5.750	07-15-25		1,315,000	453,675
Containers and packaging 0.3%
Kleopatra Finco Sarl	4.250	03-01-26	EUR	3,155,000	2,737,694
Kleopatra Holdings 2 SCA	6.500	09-01-26	EUR	2,424,000	1,563,897
Metals and mining 0.2%
Midwest Vanadium Proprietary, Ltd. (B)(E)	11.500	02-15-18		5,663,972	17,785

Vibrantz Technologies, Inc. (E)	9.000	02-15-30		4,421,000	3,315,750
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 2.1%				$29,715,879
(Cost $32,960,312)
Asset backed securities 2.1%				29,715,879
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month LIBOR + 2.750%) (E)(F)	6.829	01-15-31	4,900,000	3,906,099
Cedar Funding VIII CLO, Ltd. Series 2017-8A, Class DR (3 month LIBOR + 3.500%) (E)(F)	7.579	10-17-34	850,000	775,906
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month LIBOR + 3.650%) (E)(F)	7.893	07-20-34	3,000,000	2,779,104
Jamestown CLO IX, Ltd. Series 2016-9A, Class CRR (3 month LIBOR + 3.900%) (E)(F)	8.258	07-25-34	3,450,000	3,228,444
Jamestown CLO XVI, Ltd. Series 2021-16A, Class D (3 month LIBOR + 3.650%) (E)(F)	8.008	07-25-34	3,100,000	2,889,380
Marble Point CLO XI, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.800%) (E)(F)	6.994	12-18-30	2,500,000	2,040,985
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month LIBOR + 2.850%) (E)(F)	7.175	04-22-31	1,350,000	1,125,214
Parallel, Ltd. Series 2020-1A, Class CR (3 month LIBOR + 3.400%) (E)(F)	7.643	07-20-34	1,350,000	1,230,462
Sculptor CLO XXVII, Ltd. Series 27A, Class D (3 month LIBOR + 3.700%) (E)(F)	7.942	07-20-34	3,550,000	3,263,231
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DR (3 month LIBOR + 3.700%) (E)(F)	7.943	07-20-34	2,950,000	2,795,559
TCW CLO, Ltd. Series 2020-1A, Class DRR (3 month LIBOR + 3.400%) (E)(F)	7.643	04-20-34	1,300,000	1,144,706
Wellfleet CLO, Ltd.
Series 2020-2A, Class DR (3 month LIBOR + 3.800%) (E)(F)	7.879	07-15-34	2,900,000	2,579,695
Series 2021-2A, Class D (3 month LIBOR + 3.600%) (E)(F)	7.679	07-15-34	2,200,000	1,957,094

	Shares	Value
Common stocks 0.2%		$3,475,856
(Cost $3,567,683)
Communication services 0.0%		259,698
Entertainment 0.0%
Cineworld Group PLC (H)	105,512	0
Technicolor Creative Studios SA (G)(H)	849,152	259,698
Consumer discretionary 0.0%		24,458
Hotels, restaurants and leisure 0.0%
NPC International, Inc. (D)(H)	149,959	24,458
Energy 0.2%		2,998,011
Oil, gas and consumable fuels 0.2%
Ultra Petroleum Corp. (H)	37,155	789,544
Ultra Resources, Inc. (H)	103,928	2,208,467
Industrials 0.0%		11,206
Marine 0.0%
Naviera Armas SA, Class A2 (D)(H)	2,453	0
Naviera Armas SA, Class A3 (H)	430	4,922
Naviera Armas SA, Class B2 (D)(H)	3,126	0
Naviera Armas SA, Class B3 (H)	549	6,284
Information technology 0.0%		182,483
Communications equipment 0.0%
Vantiva SA (H)	849,152	182,483

14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Magellan Health, Inc. (D)(H)	3,400,000	0

	Yield (%)	Shares	Value
Short-term investments 0.1%			$965,834
(Cost $965,689)
Short-term funds 0.1%			965,834
John Hancock Collateral Trust (I)	3.8739(J)	96,644	965,834
Total investments (Cost $1,514,656,278) 94.8%			$1,379,391,726
Other assets and liabilities, net 5.2%			76,407,932
Total net assets 100.0%			$1,455,799,658

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	Non-income producing - Issuer is in default.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	All or a portion of this security is on loan as of 11-30-22. The value of securities on loan amounted to $910,740.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 11-30-22.
The fund had the following country composition as a percentage of net assets on 11-30-22:
United States	86.1%
Luxembourg	3.9%
United Kingdom	2.1%
Cayman Islands	2.0%
Canada	1.5%
Netherlands	1.1%
France	1.0%
Other countries	2.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	47,920,000	USD	48,727,079	CITI	1/9/2023	$1,300,535	—
GBP	22,810,000	USD	26,707,364	CITI	7/6/2023	918,804	—
USD	110,562,754	EUR	106,090,000	CITI	1/9/2023	—	$(193,289)
USD	8,750,662	EUR	9,000,000	MSCS	1/9/2023	—	(645,175)
USD	45,930,005	GBP	37,400,000	CITI	7/6/2023	633,263	—
						$2,852,602	$(838,464)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
16	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$1,230,086,584	—	$1,230,086,584	—
Corporate bonds	115,147,573	—	115,147,573	—
Asset backed securities	29,715,879	—	29,715,879	—
Common stocks	3,475,856	—	3,451,398	$24,458
Short-term investments	965,834	$965,834	—	—
Total investments in securities	$1,379,391,726	$965,834	$1,378,401,434	$24,458
Derivatives:
Assets
Forward foreign currency contracts	$2,852,602	—	$2,852,602	—
Liabilities
Forward foreign currency contracts	(838,464)	—	(838,464)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
|	17

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	96,644	$6,838,815	$797,592	$(6,669,660)	$(4,868)	$3,955	$22,855	—	$965,834
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
18	|